NON-CONTROLLING INTERESTS (Tables)	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Summary of Financial Information for IsoEnergy Ltd
Summarized financial information for IsoEnergy Ltd. is as follows:

	2022	2021
Cash	$19,913	$13,617
Other current assets	212	236
Marketable securities	5,775	9,315
Non-current assets	71,215	61,022
Total assets	$97,115	$84,190

Current liabilities	2,622	641
Non-current liabilities	28,273	27,636
Total liabilities	$30,895	$28,277

Loss from operations	$7,375	$15,781
Loss and comprehensive loss	$10,368	$10,819

Net cash flow from operating activities	(2,766)	(2,751)
Net cash flow from investing activities	(8,694)	(5,336)
Net cash flow from financing activities	17,756	7,669
Net increase (decrease) in cash	$6,296	$(418)